Accounts Payable - Schedule of Accounts Payable (Details) - USD ($)		Jun. 30, 2024	Jun. 30, 2023
Schedule of Accounts Payable [Abstract]
Related parties	[1]	$ 7,600,000
Total Accounts payable – Non-Current		7,600,000
Accruals		1,351,057	787,010
Trade payables		873,534	2,339,087
Related parties	[1]	568,835	774,460
Transaction expenses payable		621,260	3,579,057
Total Accounts payable – Current		$ 3,414,686	$ 7,479,614

[1]	The details of the related parties payables are included in Related Party (see note 28)